Investments - Schedule of Balance Sheet Information Related to Subsidiaries (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	R$ 1,457,556	R$ 1,527,203
Current liabilities	(155,913)	(163,873)
Non-current assets	309,398	119,802
Non-current liabilities	(235,494)	(68,256)
Accumulated NCI	3,013	43
Subsidiaries [member]
Disclosure of subsidiaries [line items]
Current assets	18,322	575
Current liabilities	(602)	(401)
Current net assets	17,720	174
Non-current assets	3,946
Non-current liabilities	(1,491)
Non-current net assets	2,455
Net assets	20,175	174
Accumulated NCI	3,013	43
Vinci International Real Estate Ltd [member]
Disclosure of subsidiaries [line items]
Current assets		575
Current liabilities		(401)
Current net assets		174
Net assets		174
Accumulated NCI		R$ 43
Vinci Asset Allocation [Member]
Disclosure of subsidiaries [line items]
Current liabilities	(1)
Current net assets	(1)
Non-current assets	601
Non-current liabilities	(732)
Non-current net assets	(131)
Net assets	(132)
Accumulated NCI	(33)
Vinci Holding Securitaria [Member]
Disclosure of subsidiaries [line items]
Current assets	18,322
Current liabilities	(601)
Current net assets	17,721
Non-current assets	3,345
Non-current liabilities	(759)
Non-current net assets	2,586
Net assets	20,307
Accumulated NCI	R$ 3,046